Financial income and expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Financial Income [Abstract]
Change in fair value of warrant liability	¥ 1,435	¥ 0	¥ 0
Gain on sale of crypto assets held (non-current assets)	11	0	0
Derivative gains	9	61	0
Others	2	6	0
Total	1,457	67	0
Financial Expenses [Abstract]
Impairment loss of other financial assets (non-current assets)	4	11	0
Interest expenses	35	6	3
Derivative losses	0	0	4
Total	¥ 39	¥ 17	¥ 7